UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor
	  New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Financial Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	May 14, 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $1,610,880 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
Arkansas Best Corp		COM		040790107      	16434	550000		SOLE		550000		0	0
Acorda Therapeutics		COM		00484M106      	20520	600000		SOLE		600000		0	0
American Italian Pasta Co-A	COM		027070101      	16218	417245		SOLE		417245		0	0
TD Ameritrade Hldg Corp		COM		87236Y108      	28590	1500000		SOLE		1500000		0	0
Activision Blizzard Inc		COM		00507V109      	36150	3000000		SOLE		3000000		0	0
CA Inc.				COM		12673P105      	35205	1500000		SOLE		1500000		0	0
CF Inds Hldgs Inc		COM		125269100	47869	525000		SOLE		525000		0	0
Celera Corp			COM		15100E106	30885	4350000		SOLE		4350000		0	0
Chelsea Therapeutics Intl	COM		163428105      	10733	3023530		SOLE		3023530		0	0
Cloud Peak Energy Inc.		COM		18911Q102      	7488	450000		SOLE		450000		0	0
Cephalon Inc.			CALL		156708909	33890	500000	CALL	SOLE		500000		0	0
Cisco Sys Inc			COM		17275R102      	71582	2750000		SOLE		2750000		0	0
Endo Pharmaceuticals Hldgs	COM		29264F205      	45011	1900000		SOLE		1900000		0	0
Energizer Hldgs Inc		COM		29266R108      	37656	600000		SOLE		600000		0	0
Energy XXI (Bermuda) Ltd	COM	        G10082140	28656	1600000		SOLE		1600000		0	0
Exxon Mobil Corp		CALL		30231G102	304759	4550000 CALL	SOLE		4550000		0	0
Freeport-McMoRan Copper & Gold	COM		35671D857      	25062	300000		SOLE		300000		0	0
Forest Labs Inc			COM		345838106      	20274	646500		SOLE		646500		0	0
Graham Packaging Co Inc		COM		384701108      	34083	2715800		SOLE		2715800		0	0
IShares TR Index		PUT		464287234	84240	2000000	PUT	SOLE		2000000		0	0
Lear Corp			COM		521865204      	19837	250000		SOLE		250000		0	0
Macquarie Infrastr Co LLC	COM		55608B105      	41460	3000000		SOLE		3000000		0	0
Merck & Co Inc			COM		58933Y105      	65362	1750000		SOLE		1750000		0	0
Morgan Stanley			COM		617446448      	36612	1250000		SOLE		1250000		0	0
Novell Inc			COM		670006105      	9555	1592600		SOLE		1592600		0	0
NVR Inc				COM		62944T105      	18162	25000		SOLE		25000		0	0
Pharmerica Corp			COM		71714F104      	20042	1100000		SOLE		1100000		0	0
Pactiv Corp			COM		695257105      	75540	3000000		SOLE		3000000		0	0
Plains Exploration & Prodtn Co	COM		726505100      	59980	2000000		SOLE		2000000		0	0
Qualcomm Inc			COM		747525103      	10490	250000		SOLE		250000		0	0
Qualcomm Inc			CALL		747525903	24278	578600	CALL	SOLE		578600		0	0
Sprint Nextel Corp		COM		852061100      	9500	2500000		SOLE		2500000		0	0
Sensata Technologies Hldg BV	COM		N7902X106   	8980	500000		SOLE		500000		0	0
St. Jude Med Inc.		CALL		790849903	21005	511700	CALL	SOLE		511700		0	0
Sunoco Inc			COM		86764P109      	29710	1000000		SOLE		1000000		0	0
Savient Pharmaceuticals Inc	COM		80517Q100      	2707	187400		SOLE		187400		0	0
UAL Corp			COM		902549807      	54747	2800000		SOLE		2800000		0	0
United Parcel Service Inc	COM		911312106      	53460	830000		SOLE		830000		0	0
UTI Worldwide			COM		G87210103   	11873	775000		SOLE		775000		0	0
Wells Fargo & Co		COM		949746101      	38900	1250000		SOLE		1250000		0	0
Xerox Corp			COM		984121103      	24375	2500000		SOLE		2500000		0	0
Xerox Corp			CALL		984121903      	39000	4000000	CALL	SOLE		4000000		0	0



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